Equity (Details) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 03, 2017	Jun. 23, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Equity (Textual)
Capital contribution			$ 936,600	$ 17,853	$ 6,860,367
Capital contributions from non-controlling interest					1,184,202
Description of statutory reserve required percentage
Shanghai Dianniu and Shanghai Baoxun are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.

Retained earnings for their statutory reserves				$ 6,189	6,189
Net assets				8,903,790	8,819,800
Ordinary shares		10,942,360
Valuation of these shares				$ 4,030,000
Description of prior to completion of its initial public offering	On November 3, 2017, prior to completion of its initial public offering, the shareholders of the Company resolved to sub-divide the 50,000 issued ordinary shares of a par value of US $1.00 per share in the capital of the Company into 5,000,000 ordinary shares of a par value of US $0.01 per share and increase the authorized share capital of the Company to 50,000,000 ordinary shares from 50,000 ordinary shares. Simultaneously, the Board of Directors of the Company adopted a consent to issue additional 8,000,000 ordinary shares to the Company's existing shareholders proportionally with their respective existing ownership percentage immediately prior to this new issuance.
Stock split, description				The Company considered the above transactions as a 260 for 1 stock split of its ordinary shares and deemed the original 50,000 ordinary shares were part of the Company's recapitalization to result in 13,000,000 ordinary shares issued and outstanding prior to completion of its initial public offering.
IPO [Member]
Equity (Textual)
Valuation of these shares		$ 1,300,000
Shares issued for consulting services		650,000
Share price per share		$ 1.98
Shanghai Dianniu [Member]
Equity (Textual)
Valuation of these shares		$ 1,600,000
Shares issued for consulting services		796,640
Share price per share		$ 1.98
Shanghai Dianniu [Member] | IPO [Member]
Equity (Textual)
Valuation of these shares		$ 1,200,000
Shares issued for consulting services		585,000
Share price per share		$ 1.98
Fair value of services fee, description		Approximately $1.0 million fair value of services fee with a term for the period July 2017 until the successful completion of the Company's IPO with approximately $0.2 million fair value of service fee with a term for the period July 2017 to June 2018.
Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun [Member]
Equity (Textual)
Retained earnings for their statutory reserves			$ 0	$ 6,189	$ 6,189